Schedule of Investments
January 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.40%
Argentina–1.77%
MercadoLibre, Inc.(a)	1,060	$1,199,984
Brazil–6.04%
Afya Ltd., Class A(a)	46,000	666,080
Arcos Dorados Holdings, Inc., Class A(a)	380,000	2,454,800
Grupo SBF S.A.(a)	111,701	541,666
Magazine Luiza S.A.	318,600	419,992
		4,082,538
China–52.27%
Alibaba Group Holding Ltd., ADR(a)	19,000	2,390,010
Beijing Airdoc Technology Co. Ltd.(a)	117,600	490,791
China Isotope & Radiation Corp.	1,323,000	4,104,354
China National Building Material Co. Ltd., H Shares	3,500,000	4,533,960
Focus Media Information Technology Co. Ltd., A Shares	846,962	1,019,802
Gree Electric Appliances, Inc. of Zhuhai, A Shares	700,003	4,171,085
Helens International Holdings Co. Ltd.(a)	338,000	790,493
JD.com, Inc., A Shares(a)	3,285	122,498
KE Holdings, Inc., ADR(a)	126,000	2,745,540
Kweichow Moutai Co. Ltd., A Shares	8,800	2,610,815
MicroPort CardioFlow Medtech Corp.(a)(b)	632,000	263,949
Ping An Insurance (Group) Co. of China Ltd., H Shares	568,000	4,451,509
Tencent Holdings Ltd.	69,000	4,211,575
Vipshop Holdings Ltd., ADR(a)	168,000	1,564,080
Virscend Education Co. Ltd.(b)(c)	18,400,000	976,985
Yum China Holdings, Inc.	18,800	905,596
		35,353,042
India–6.01%
Computer Age Management Services Ltd.	10,000	362,690
FSN E-Commerce Ventures Ltd.(a)	38,000	842,399
Housing Development Finance Corp. Ltd.	62,000	2,111,582
Zomato Ltd.(a)	615,000	749,009
		4,065,680
Indonesia–3.19%
PT Avia Avian Tbk(a)	18,000,000	1,088,861
PT Bank Rakyat Indonesia (Persero) Tbk	2,566,000	728,609
PT Bukalapak.com Tbk (Acquired 11/03/2021-12/01/2021; Cost $596,488)(a)(d)	13,560,000	337,551
		2,155,021
Shares		Value
Malaysia–1.13%
CTOS Digital Bhd.	1,895,000	$766,291
Mexico–4.01%
Arca Continental S.A.B. de C.V.	198,042	1,171,374
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	76,000	1,538,827
		2,710,201
Poland–1.05%
InPost S.A.(a)	87,000	709,436
Russia–4.58%
Sberbank of Russia PJSC, ADR(e)	102,211	1,436,520
Sberbank of Russia PJSC, ADR(e)	30,789	428,737
Yandex N.V., Class A(a)	25,600	1,230,336
		3,095,593
South Korea–5.24%
Coupang, Inc.(a)	16,000	333,120
NAVER Corp.	3,650	967,008
Samsung Electronics Co. Ltd., Preference Shares	40,000	2,242,025
		3,542,153
Taiwan–10.27%
King Slide Works Co. Ltd.	90,000	1,468,418
Sea Ltd., ADR(a)	4,500	676,395
Taiwan Semiconductor Manufacturing Co. Ltd.	211,000	4,805,099
		6,949,912
Thailand–3.55%
Thai Beverage PCL	4,000,000	1,943,347
VGI PCL, NVDR	2,765,000	458,398
		2,401,745
United States–0.29%
PriceSmart, Inc.	2,728	194,807
Total Common Stocks & Other Equity Interests (Cost $66,410,991)		67,226,403
Money Market Funds–0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(g)	1	1
Invesco Treasury Portfolio, Institutional Class, 0.01%(f)(g)	2	2
Total Money Market Funds (Cost $3)		3
TOTAL INVESTMENTS IN SECURITIES—99.40% (Cost $66,410,994)		67,226,406
OTHER ASSETS LESS LIABILITIES–0.60%		407,885
NET ASSETS–100.00%		$67,634,291

Investment Abbreviations:
ADR	– American Depositary Receipt
NVDR	– Non-Voting Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Select Equity Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $1,240,934, which represented 1.83% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	Restricted security. The value of this security at January 31, 2022 represented less than 1% of the Fund’s Net Assets.
(e)	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,026,877	$1,327,155	$(3,354,031)	$-	$-	$1	$16
Invesco Liquid Assets Portfolio, Institutional Class	1,411,912	947,968	(2,359,831)	38	(87)	-	4
Invesco Treasury Portfolio, Institutional Class	2,316,431	1,516,749	(3,833,178)	-	-	2	7
Total	$5,755,220	$3,791,872	$(9,547,040)	$38	$(87)	$3	$27

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Select Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$1,199,984	$—	$—	$1,199,984
Brazil	4,082,538	—	—	4,082,538
China	7,605,226	26,770,831	976,985	35,353,042
India	—	4,065,680	—	4,065,680
Indonesia	1,088,861	1,066,160	—	2,155,021
Malaysia	—	766,291	—	766,291
Mexico	2,710,201	—	—	2,710,201
Poland	—	709,436	—	709,436
Russia	1,659,073	1,436,520	—	3,095,593
South Korea	333,120	3,209,033	—	3,542,153
Taiwan	676,395	6,273,517	—	6,949,912
Thailand	—	2,401,745	—	2,401,745
United States	194,807	—	—	194,807
Money Market Funds	3	—	—	3
Total Investments	$19,550,208	$46,699,213	$976,985	$67,226,406
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the period ended January 31, 2022:
	Value 10/31/21	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation	Transfers into Level 3	Transfers out of Level 3	Value 01/31/22
Common Stocks & Other Equity Interests	$—	$—	$(134,308)	$—	$(434,243)	$176,612	$1,368,924	$—	$976,985
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:
	Fair Value at 01/31/22	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
Virscend Education Co. Ltd.	$976,985	Discount percentage applied to the last traded price	Discount percentage	N/A	10%	(a)
(a)	The Fund fair values certain common equity securities that have halted from trading by applying a discount percentage to the last traded price. The Adviser monitors the security daily for company news, additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.
Invesco Emerging Markets Select Equity Fund